10. CONVERTIBLE NOTE PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Details-Fair Value Measurements) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements - Derivative liability
Embedded Conversion Option Liability		$ 107,081	$ 87,992
Fair Value Inputs Level 1 [Member]
Fair Value Measurements - Derivative liability
Embedded Conversion Option Liability		0
Fair Value Inputs Level 2 [Member]
Fair Value Measurements - Derivative liability
Embedded Conversion Option Liability		0
Fair Value Inputs Level 3 [Member]
Fair Value Measurements - Derivative liability
Embedded Conversion Option Liability		$ 107,081